Investment Strategy - Putnam Focused U.S. Research ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager, as defined below, believes have favorable investment potential. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. The fund considers a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). This policy may be changed only after 60 days’ notice to shareholders.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund considers a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager, as defined below, believes have favorable investment potential. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States.